Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current liabilities [Abstract]
Accrued Liabilities	$ 728,242	$ 786,880
Interest Payable	2,020,225	1,374,222
Interest Payable - Related Parties	47,441	58,824
Other Payables	997,232	3,662,238
Total	$ 3,793,140	$ 5,882,164